CUSTOMER CONCENTRATION RISK (Details - Summary of customers) - Revenue Benchmark [Member] - Customer Concentration Risk [Member]	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023
Customer A [Member]
Concentration Risk [Line Items]
Concentration risk percentage	31.00%	0.00%	0.00%
Customer B [Member]
Concentration Risk [Line Items]
Concentration risk percentage	19.00%	0.00%	0.00%
Customer C [Member]
Concentration Risk [Line Items]
Concentration risk percentage	16.00%	0.00%	0.00%
Customer D [Member]
Concentration Risk [Line Items]
Concentration risk percentage	10.00%	0.00%	0.00%
Customer E [Member]
Concentration Risk [Line Items]
Concentration risk percentage	0.00%	17.00%	0.00%
Customer F [Member]
Concentration Risk [Line Items]
Concentration risk percentage	0.00%	11.00%	21.00%
Customer G [Member]
Concentration Risk [Line Items]
Concentration risk percentage	0.00%	11.00%	0.00%
Customer H [Member]
Concentration Risk [Line Items]
Concentration risk percentage	0.00%	11.00%	19.00%
Customer I [Member]
Concentration Risk [Line Items]
Concentration risk percentage	0.00%	11.00%	0.00%
Customer J [Member]
Concentration Risk [Line Items]
Concentration risk percentage	0.00%	11.00%	0.00%
Customer K [Member]
Concentration Risk [Line Items]
Concentration risk percentage	0.00%	0.00%	26.00%
Customer L [Member]
Concentration Risk [Line Items]
Concentration risk percentage	0.00%	0.00%	21.00%
Customer M [Member]
Concentration Risk [Line Items]
Concentration risk percentage	0.00%	0.00%	13.00%